COMMITMENTS AND CONTINGENCIES (Details)		4 Months Ended
	Nov. 27, 2020 shares	Dec. 31, 2020 USD ($) $ / shares shares	Nov. 23, 2020 item
Commitments And Contingencies
Maximum number of demands for registration of securities | item			3
Deferred fee per unit | $ / shares		$ 0.35
Deferred underwriting fee payable | $		$ 8,050,000
Costs reimbursed by underwriters | $		$ 750,000
Initial Public Offering
Commitments And Contingencies
Number of units issued	23,000,000
Anchor investors
Commitments And Contingencies
Share price per share | $ / shares		$ 494.56
Indirect beneficial interest, shares		142,187
Anchor investors | Initial Public Offering
Commitments And Contingencies
Number of units issued		1,980,000